CHANGE IN ACCOUNTING POLICIES	12 Months Ended
Jul. 31, 2016
Accounting Changes and Error Corrections [Abstract]
CHANGE IN ACCOUNTING POLICIES

17. CHANGE IN ACCOUNTING POLICIES

During the year, the Company changed its accounting policy with respect to the presentation of deferred financing costs. The Company now presents the deferred financing costs as an offset to the face value of the long-term debt. Prior to this change in policy, the Company included deferred financing costs as a component of deferred charges.

The Company believes the new policy is preferable as it implements the change in accounting standards required by ASU 2015-03 which is required effective with the year ending July 31, 2017.

The impact of this voluntary change in accounting policy on the consolidated financial statements is primarily to reduce deferred charges and face value of outstanding long-term debt. This change did not result in a material impact on the current year or any years included within these consolidated financial statements.

During the year, the Company changed its accounting policy with respect to the presentation of deferred tax assets and liabilities. The Company now presents the deferred tax assets and liabilities as a net long-term liability. Prior to this change in policy, the Company included deferred tax liabilities as a separate line item between long-term liabilities and current liabilities.

The Company believes the new policy is preferable as it implements the change in accounting standards required by ASU 2015-17 which is required effective with the year ending July 31, 2018. This change did not result in a material impact on the current year or any years included within these consolidated financial statements.

The impact on each line item of the primary financial statements relating to the Company’s adoption of ASU 2015-03 and ASU 2015-17 is as follows:

	2015
	As reported	Adjustment	Restated
Deferred charges	$3,859,594	$114,387	$3,745,207
Less accumulated depreciation	1,560,205	11,436	1,548,769
Net	2,299,389	102,951	2,196,438
Deferred tax asset	3,531,000	(3,531,000)	—
Mortgage payable, long-term	5,786,525	80,079	5,706,446
Current portion of long-term debt	150,763	22,872	127,891
Deferred tax liability	$7,386,000	$(3,531,000)	$3,855,000

The total effect on the consolidated balance sheet totals is as follows:

	2015
	As reported	Adjustment	Restated
Current assets	$10,511,620	$3,531,000	$6,980,620
Total assets	66,436,103	3,633,951	62,802,152
Long-term liabilities	8,622,157	3,774,921	12,397,078
Current liabilities	4,043,277	22,872	4,020,405
Total liabilities	20,051,434	3,633,951	16,417,483
Total liabilities and shareholders’ equity	$66,436,103	$3,633,951	$62,802,152